Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (7,535)
Property and equipment, net	$ 20,818
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Property and equipment, gross	$ 23,044
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Property and equipment, gross	$ 3,724
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Property and equipment, gross	$ 1,585